united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

John H. Grady, President

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 76.6%
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
139,968	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 1,991,745
27,000	NorthStar Asset Management Group, Inc.	609,390
		2,601,135
	REITS - APARTMENTS - 10.2%
29,600	Apartment Investment & Management Co.	1,099,640
10,163	AvalonBay Communities, Inc. #	1,660,533
5,000	Camden Property Trust #	369,200
4,000	Equity Residential	287,360
5,000	Home Properties, Inc.	328,000
4,900	Post Properties, Inc.	287,973
19,321	UDR, Inc.	595,473
		4,628,179
	REITS - HEALTHCARE - 4.8%
18,500	Health Care REIT, Inc.	1,399,895
28,500	Healthcare Trust of America, Inc.	767,790
		2,167,685
	REITS - HOTELS - 3.9%
10,000	DiamondRock Hospitality Co.	148,700
7,500	FelCor Lodging Trust, Inc.	81,150
43,000	RLJ Lodging Trust	1,441,790
5,000	Sunstone Hotel Investors, Inc.	82,550
		1,754,190
	REITS - MORTGAGE - 11.2%
96,575	Apollo Commercial Real Estate Finance, Inc.	1,579,967
37,892	Blackstone Mortgage Trust, Inc.	1,104,173
47,000	NorthStar Realty Finance Corp.	826,260
67,506	Starwood Property Trust, Inc.	1,568,839
		5,079,239
	REITS - OFFICE PROPERTY - 10.4%
2,750	Alexandria Real Estate Equities, Inc.	244,035
1,598	BioMed Realty Trust, Inc.	34,421
7,863	Boston Properties, Inc.	1,011,890
24,324	Corporate Office Properties Trust	690,072
5,000	Digital Realty Trust, Inc.	331,500
17,400	Highwoods Properties, Inc.	770,472
70,300	Parkway Properties, Inc.	1,292,817
10,500	QTS Realty Trust, Inc. - Cl. A	355,320
		4,730,527
	REITS - REGIONAL MALLS - 5.9%
48,800	General Growth Properties, Inc.	1,372,744
40,000	Glimcher Realty Trust	549,600
2,250	Macerich Co.	187,673
3,250	Simon Property Group, Inc.	591,858
		2,701,875
	REITS - SHOPPING CENTERS - 7.5%
25,000	Brixmor Property Group, Inc.	621,000
113,686	Excel Trust, Inc.	1,522,256
21,000	Kimco Realty Corp.	527,940
35,500	Retail Opportunity Investments Corp.	596,045
10,000	Retail Properties of America, Inc. - Cl. A	166,900
		3,434,141
	REITS - TRIPLE NET - 5.9%
13,467	EPR Properties	776,103
4,952	Realty Income Corp.	236,260
19,048	Spirit Realty Capital, Inc.	226,481
20,766	WP Carey, Inc.	1,455,697
		2,694,541

	REITS - WAREHOUSE/INDUSTRIAL - 11.1%
41,000	DCT Industrial Trust, Inc.	1,462,060
77,200	Duke Realty Corp.	1,559,440
13,040	Liberty Property Trust	490,695
46,095	STAG Industrial, Inc.	1,129,328
20,100	Terreno Realty Corp.	414,663
		5,056,186

	TOTAL COMMON STOCK (Cost - $31,772,134)	34,847,698

	PREFERRED STOCK - 20.4%
	REITS - HEALTHCARE - 0.2%
3,000	Health Care REIT, Inc., 6.50%	79,980

	REITS - HOTELS - 3.7%
7,500	Chesapeake Lodging Trust, 7.75%	198,375
4,200	FelCor Lodging Trust, Inc., 8.00%	107,016
20,000	LaSalle Hotel Properties, 7.50%	525,400
32,414	Summit Hotel Properties, Inc., 7.875%	851,516
		1,682,307
	REITS - MORTGAGE - 1.1%
10,000	ARMOUR Residential REIT, Inc., 7.875%	240,100
10,000	NorthStar Realty Finance Corp., 8.875%	256,600
		496,700
	REITS - OFFICE PROPERTY - 1.8%
14,570	Alexandria Real Estate Equities, Inc., 6.45%	377,363
5,000	Corporate Office Properties Trust, 7.375%	130,400
1,000	Digital Realty Trust, Inc., 5.875%	23,020
717	PS Business Parks, Inc., 5.75%	17,014
10,398	PS Business Parks, Inc., 6.45%	266,605
		814,402
	REITS - REGIONAL MALLS - 7.1%
16,504	CBL & Associates Properties, Inc., 6.625%	414,580
44,100	General Growth Properties, Inc., 6.375%	1,105,146
40,900	Glimcher Realty Trust, 6.875%	1,047,449
8,100	Glimcher Realty Trust, 7.50%	213,678
18,000	Taubman Centers, Inc., 6.25%	449,820
		3,230,673
	REITS - SHOPPING CENTERS - 6.2%
21,897	Cedar Realty Trust, Inc., 7.25%	575,453
28,150	DDR Corp., 6.25%	704,313
10,480	DDR Corp., 6.50%	266,926
27,422	Kimco Realty Corp., 6.00%	688,292
24,200	Regency Centers Corp., 6.625%	612,502
		2,847,486
	REITS - TRIPLE NET- 0.0%
100	EPR Properties, 6.625%	2,520

	REITS - WAREHOUSE INDUSTRIAL - 0.3%
5,400	STAG Industrial, Inc., 6.625%	138,656

	TOTAL PREFERRED STOCK (Cost - $8,600,869)	9,292,724

	EXCHANGE TRADED FUND - 0.5%
2,200	iShares Cohen & Steers REIT ETF	213,048
	TOTAL EXCHANGE TRADED FUND (Cost - $208,560)	213,048

Principal
	CORPORATE BOND - 0.6%
	REITS - HEALTHCARE - 0.6%
$ 250,000	Sabra Health Care LP, 5.50%, 02/01/2021		260,625
	TOTAL CORPORATE BOND (Cost - $248,803)		260,625
Shares
	SHORT-TERM INVESTMENT - 0.4%
207,364	BlackRock Liquidity Funds T-Fund Portfolio, 0.03% ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $207,364)		207,364

	TOTAL INVESTMENTS - 98.5% (Cost - $41,037,730) (a)		$ 44,821,459
	OTHER ASSETS LESS LIABILITIES - 1.5%		694,929
	NET ASSETS - 100.0%		$ 45,516,388
		Expiration Date -
Contracts +		Exercise Price
	CALL OPTIONS WRITTEN - (0.2) %
100	AvalonBay Communities, Inc.	07/17/2015 - $160.00	$ 94,000
50	Camden Property Trust	01/17/2015 - $75.00	5,250
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $84,517)		$ 99,250

LP - Limited Partnership
^ Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.
+ Each contract is equivalent to 100 shares of common stock.
# All or a portion of this security is pledged as collateral for options written.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $41,076,901 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 3,861,841
	Unrealized depreciation:		(117,283)
	Net unrealized appreciation:		$ 3,744,558

AR Capital BDC Income Fund
Schedule of Investments (Unaudited)
December 31, 2014

Shares			Value
	COMMON STOCK - 81.6%
	INVESTMENT COMPANIES - 81.6%
25,692	Alcentra Capital Corp.		$ 321,150
36,235	American Capital Senior Floating Ltd.		438,806
49,079	Apollo Investment Corp.		364,166
28,600	Ares Capital Corp.		446,303
4,463	Eagle Point Credit Co., Inc.		89,126
19,332	Fifth Street Senior Floating Rate Corp.		197,573
26,794	FS Investment Corp.		266,064
30,602	Garrison Capital, Inc.		441,893
22,273	Golub Capital BDC, Inc.		399,355
23,241	Harvest Capital Credit Corp.		268,666
20,032	KCAP Financial, Inc.		136,618
29,819	New Mountain Finance Corp.		445,496
6,050	Oxford Lane Capital Corp.		90,448
32,236	PennantPark Floating Rate Capital Ltd.		442,600
46,847	PennantPark Investment Corp.		446,452
15,830	Solar Capital Ltd.		285,098
14,617	Solar Senior Capital Ltd.		218,816
26,706	Stellus Capital Investment Corp.		314,597
5,620	TCP Capital Corp.		94,304
38,057	THL Credit, Inc.		447,550
36,724	TICC Capital Corp.		276,532
26,512	TPG Specialty Lending, Inc.		445,932
30,078	TriplePoint Venture Growth BDC Corp.		446,658
20,321	WhiteHorse Finance, Inc.		234,707
			7,558,910

	TOTAL COMMON STOCK (Cost - $7,955,836)		7,558,910

	PREFERRED STOCK - 12.1%
	INVESTMENT COMPANIES - 12.1%
3,875	Capitala Finance Corp., 7.125%		98,619
11,347	Full Circle Capital Corp., 8.25%		295,022
8,886	Horizon Technology Finance Corp., 7.375%		224,727
5,475	KCAP Financial, Inc., 7.375%		139,394
4,300	Oxford Lane Capital Corp., 8.125%		106,253
10,024	Saratoga Investment Corp., 7.50%		256,915
			1,120,930

	TOTAL PREFERRED STOCK (Cost - $1,128,285)		1,120,930

	SHORT-TERM INVESTMENTS - 5.4%
502,337	BlackRock Liquidity Funds T-Fund Portfolio, 0.03% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $502,337)		502,337

	TOTAL INVESTMENTS - 99.1% (Cost - $9,586,458) (a)		$ 9,182,177
	OTHER ASSETS LESS LIABILITIES - 0.9%		78,849
	NET ASSETS - 100.0%		$ 9,261,026

^ Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $9,586,458 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 39,910
		Unrealized depreciation:	(444,191)
		Net unrealized depreciation:	$ (404,281)

AR Capital Dividend and Value Fund
Schedule of Investments (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 94.7%
	BANKS - 2.8%
1,530	Westpac Banking Corp.	$ 41,157

	BEVERAGES - 3.6%
8,429	Ambev SA	52,428

	BIOTECHNOLOGY - 4.0%
366	Amgen, Inc.	58,300

	BUILDING MATERIALS - 2.6%
8,051	PPC Ltd.	37,196

	CHEMICALS - 2.3%
329	Terra Nitrogen Co. LP	33,788

	COMMUNICATIONS EQUIPMENT - 4.4%
2,300	Cisco Systems, Inc.	63,975

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
4,155	Fly Leasing Ltd. - ADR	54,638

	ELECTRIC - 7.1%
2,871	CPFL Energia SA - ADR	38,960
1,190	Huaneng Power International, Inc. - ADR	64,462
		103,422
	ENGINEERING & CONSTRUCTION - 3.2%
1,439	TAV Havalimanlari Holding AS	46,480

	ENTERTAINMENT - 3.9%
1,195	Cedar Fair LP	57,157

	FOOD - 3.5%
1,688	B&G Foods, Inc.	50,471

	FOREST PRODUCTS & PAPER - 3.6%
1,807	Orchids Paper Products Co.	52,602

	INTERNET - 2.2%
1,609	QIWI PLC - ADR	32,486

	INVESTMENT COMPANIES - 3.3%
2,343	Triangle Capital Corp.	47,533

	IRON/STEEL - 2.1%
3,641	Vale SA	29,783

	OIL & GAS - 2.5%
600	HollyFrontier Corp.	22,488
2,235	Mid-Con Energy Partners LP	14,103
		36,591
	PHARMACEUTICALS - 6.6%
1,034	GlaxoSmithKline PLC	44,193
1,140	Sanofi	51,995
		96,188
	PIPELINES - 3.9%
867	Energy Transfer Partners LP	56,355

	REFINING AND MARKETING - 3.6%
8,517	Star Gas Partners, LP	51,954

	REITS - MORTGAGE - 4.0%
2,533	Starwood Property Trust, Inc.	58,867

	RETAIL - 6.2%
2,512	Imperial Holdings Ltd.	40,041
3,110	Man Wah Holdings Ltd.	50,071
		90,112
	SEMICONDUCTORS - 3.2%
1,040	Microchip Technology, Inc.	46,915

	TELECOMMUNICATIONS - 8.3%
1,340	BCE, Inc.	61,452
4,310	Intouch Holdings PCL	40,579
2,584	Mobile TeleSystems OJSC	18,553
		120,584
	TRUCKING & LEASING - 4.0%
1,339	TAL International Group, Inc.	58,340

	TOTAL COMMON STOCK (Cost - $1,559,348)	1,377,322

	TOTAL INVESTMENTS - 94.7% (Cost - $1,559,348) (a)	$ 1,377,322
	OTHER ASSETS LESS LIABILITIES - 5.3%	77,722
	NET ASSETS - 100.0%	$ 1,455,044

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Liability Company

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $1,559,348 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 39,472
	Unrealized depreciation:	(221,498)
	Net unrealized depreciation:	$ (182,026)

AR Capital Global Real Estate Income Fund
Schedules of Investments (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 78.5%
	BANKS - 2.4%
17,750	Al Rajhi Bank	$ 243,257

	HOME BUILDERS - 1.9%
70,000	MRV Engenharia e Participacoes SA	197,385

	INSURANCE - 5.0%
55,520	NMI Holdings, Inc. *	506,898

	REAL ESTATE - 22.9%
20,000	Farmland Partners, Inc.	208,200
29,800	Hispania Activos Inmobiliarios SAU *	390,998
20,000	Hufvudstaden AB	259,402
32,000	Hyprop Investments Ltd.	269,822
15,000	Mitsui Fudosan Co. Ltd.	407,316
455,700	Redefine Properties Ltd.	421,682
251,900	Vukile Property Fund Ltd.	392,123
		2,349,543
	REITS - DIVERSIFIED - 13.8%
15,900	Cominar Real Estate Investment Trust	255,570
360,304	Hibernia REIT PLC	473,181
20,554	H&R Real Estate Investment Trust	385,765
1,135	Unibail-Rodamco SE	292,414
		1,406,930
	REITS - MORTGAGE - 12.6%
18,775	AG Mortgage Investment Trust, Inc.	348,652
20,000	Apollo Commercial Real Estate Finance, Inc.	327,200
150,000	Chimera Investment Corp.	477,000
18,000	New York Mortgage Trust, Inc.	138,780
		1,291,632
	REITS - SHOPPING CENTERS - 8.7%
19,700	Vastned Retail NV	892,991

	REITS - WAREHOUSE/INDUSTRIAL - 10.2%
612,000	Mexico Real Estate Management SA de CV	1,048,875

	RETAIL - 1.0%
4,000	Fawaz Abdulaziz Alhokair & Co.	105,471

	TOTAL COMMON STOCK (Cost - $8,465,556)	8,042,982

	PREFERRED STOCK - 9.7%
	REITS - MORTGAGE - 9.7%
40,000	Capstead Mortgage Corp., 7.50%	991,200
	TOTAL PREFERRED STOCK (Cost - $959,952)	991,200

	CLOSED-END FUND - 3.9%
26,788	Oxford Lane Capital Corp.	400,481
	TOTAL CLOSED-END FUND (Cost - $409,694)	400,481

	SHORT-TERM INVESTMENT - 4.6%
466,688	BlackRock Liquidity Funds TempFund Portfolio, 0.06% ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $466,688)	466,688

	TOTAL INVESTMENTS - 96.7% (Cost - $10,301,890) (a)	$ 9,901,351
	OTHER ASSETS LESS LIABILITIES - 3.3%	341,140
	NET ASSETS - 100.0%	$ 10,242,491

PLC - Public Liability Company
* Non-income producing security.
^ Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $10,301,890 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 128,176
	Unrealized depreciation:	(528,715)
	Net unrealized depreciation:	$ (400,539)

Short		Unrealized
Contracts		Gain/(Loss)
	OPEN SHORT FUTURES CONTRACTS - (0.3)* %
13	Euro Fx Future, Maturing March 2015
	(Underlying Face Amount at Value $1,967,875)	30,875
4	Japanese Yen Future, Maturing March 2015
	(Underlying Face Amount at Value $417,450)	4,350
23	South African Rand Future, Maturing March 2015
	(Underlying Face Amount at Value $983,250)	(8,313)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS	26,912

Realty Capital Income Funds Trust
Notes to Schedule of Investments (Unaudited)
December 31, 2014

The following is a summary of significant accounting policies followed by each Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.  Securities for which market prices are unavailable, or securities for which National Fund Advisors, LLC, the Funds' investment adviser (the "Adviser"), determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, each Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets.  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Options and warrants for which the primary market is a national securities exchange will be valued at last sale price on the principal exchange on which they are traded, or, in the absence of any sale during the trading period immediately preceding the Valuation Time, at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price.  Options and warrants not listed on a national securities exchange will be valued at their last quoted bid price. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation. Bonds will be valued at the mean of the last bid and asked prices available. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund's investments, used to value a Fund's assets and liabilities as of December 31, 2014:

AR Capital Real Estate Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 34,847,698	$ -	$ -	$ 34,847,698
Preferred Stock	$ 9,292,724	$ -	$ -	$ 9,292,724
Exchange Traded Funds	$ 213,048	$ -	$ -	$ 213,048
Corporate Bonds	$ -	$ 260,625	$ -	$ 260,625
Short-Term Investments	$ 207,364	$ -	$ -	$ 207,364
Total Assets	$ 44,560,834	$ 260,625	$ -	$ 44,821,459
Derivatives
Call Options Written	$ 99,250	$ -	$ -	$ 99,250

AR Capital BDC Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,558,911	$ -	$ -	$ 7,558,911
Preferred Stock	$ 1,120,930	$ -	$ -	$ 1,120,930
Short-Term Investments	$ 502,337	$ -	$ -	$ 502,337
Total Assets	$ 9,182,178	$ -	$ -	$ 9,182,178

AR Capital Dividend and Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,377,320	$ -	$ -	$ 1,377,320
Total Assets	$ 1,377,320	$ -	$ -	$ 1,377,320

AR Capital Global Real Estate Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,042,982	$ -	$ -	$ 8,042,982
Preferred Stock	$ 991,200			$ 991,200
Closed-End Fund	$ 400,481			$ 400,481
Short-Term Investments	$ 466,688	$ -	$ -	$ 466,688
Total Assets	$ 9,901,351	$ -	$ -	$ 9,901,351
Derivatives
Futures Contracts	$ 26,912	$ -	$ -	$ 26,912

* See Schedule of Investments for industry breakdown.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Funds did not hold any Level 3 securities during the period.

Options on Securities and Stock Indexes. Each Fund may write covered call and put options and purchase call and put options on securities, stock indices or futures contracts that are traded on U.S. exchanges. Each Fund may also enter into over-the-counter put and call options on securities and baskets of securities, indexes and other financial instruments. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy (in the case of a call option) a specified security or futures contract, as applicable, or to sell (in the case of a put option) a specified security from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position, and for certain options not on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Currency Hedging Transactions. Each Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S. exchange-traded futures are regulated by the Commodity Futures Trading Commission. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency transactions will usually depend on the Adviser’s or the Sub-Adviser’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts, foreign currency futures or may realize losses.

Investment Companies. Each Fund may invest in securities of other open- or closed-end investment companies. Each Fund may purchase shares of closed-end funds that are managed by an affiliate of the Adviser or the sub-advisers only to the extent that they are traded on a national exchange. Each Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, a Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). A Fund will also incur brokerage costs when purchasing and selling shares of investment companies and other pooled vehicles.

An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent a Fund invests in shares of another fund, that Fund’s shareholders would indirectly pay a portion of that Fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments as of December 31, 2014, categorized by risk exposure.

AR Capital Real Estate Income Fund
Unrealized appreciation/(depreciation) on derivatives recognized in the Schedules of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total Value at December 31, 2014
Options	$ 99,250	$ -	$ -	$ -	$ 99,250

	$ 99,250	$ -	$ -	$ -	$ 99,250

AR Capital Global Real Estate Income Fund
Unrealized appreciation/(depreciation) on derivatives recognized in the Schedules of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total Value at December 31, 2014
Futures	$ -	$ 26,912	$ -	$ -	$ 26,912

	$ -	$ 26,912	$ -	$ -	$ 26,912

The amounts of derivative instruments disclosed on the Consolidated Schedules of Investments at December 31, 2014 is a reflection of the volume of derivative activity for the Fund.

A summary of option contracts written for the nine months ended December 31, 2014, were as follows:

AR Capital Real Estate Income Fund
Call Options Written
		Number of Options	Option Premiums
Options outstanding beginning of period		-	$ -
Options written		150	84,517
Options covered		-	-
Options exercised		-	-
Options expired		-	-
Options outstanding end of period		150	$ 84,517

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By

/s/ John H. Grady

John H. Grady, President

Date 03/02/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

John H. Grady, President

Date 03/02/15

By

/s/ Gerard Scarpati

Gerard Scarpati, Chief Financial Officer and Treasurer

Date 03/02/15